Average Annual Total Returns	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Covered Call Strategy Fund Class A 1 year	Delaware Covered Call Strategy Fund Class A Lifetime	Delaware Covered Call Strategy Fund Class A Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Covered Call Strategy Fund Institutional Class 1 year	Delaware Covered Call Strategy Fund Institutional Class Lifetime	Delaware Covered Call Strategy Fund Institutional Class Inception Date	Delaware Covered Call Strategy Fund Class R6 1 year	Delaware Covered Call Strategy Fund Class R6 Lifetime	Delaware Covered Call Strategy Fund Class R6 Inception Date	Delaware Equity Income Fund Russell 1000® Value Index 1 year	Delaware Equity Income Fund Russell 1000® Value Index 5 years	Delaware Equity Income Fund Russell 1000® Value Index 10 years or lifetime	Delaware Equity Income Fund Class A 1 year	Delaware Equity Income Fund Class A 5 years	Delaware Equity Income Fund Class A 10 years or lifetime	Delaware Equity Income Fund Class A After Taxes on Distributions 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Equity Income Fund Insitutional Class 1 year	Delaware Equity Income Fund Insitutional Class 5 years	Delaware Equity Income Fund Insitutional Class Lifetime	Delaware Equity Income Fund Insitutional Class Inception Date	Delaware Equity Income Fund Class R6 1 year	Delaware Equity Income Fund Class R6 5 years	Delaware Equity Income Fund Class R6 Lifetime	Delaware Equity Income Fund Class R6 Inception Date	Delaware Global Equity Fund MSCI World Index (net) 1 year	Delaware Global Equity Fund MSCI World Index (net) 5 years	Delaware Global Equity Fund MSCI World Index (net) 10 years or lifetime	Delaware Global Equity Fund Class A 1 year	Delaware Global Equity Fund Class A 5 years	Delaware Global Equity Fund Class A 10 years or lifetime	Delaware Global Equity Fund Class A After Taxes on Distributions 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Global Equity Fund Institutional Class 1 year	Delaware Global Equity Fund Institutional Class 5 years	Delaware Global Equity Fund Institutional Class Lifetime	Delaware Global Equity Fund Institutional Class Inception Date	Delaware Global Equity Fund Class R6 1 year	Delaware Global Equity Fund Class R6 5 years	Delaware Global Equity Fund Class R6 Lifetime	Delaware Global Equity Fund Class R6 Inception Date	Delaware Growth and Income Fund Russell 1000® Value Index 1 year	Delaware Growth and Income Fund Russell 1000® Value Index 5 years	Delaware Growth and Income Fund Russell 1000® Value Index 10 years or lifetime	Delaware Growth and Income Fund Class A 1 year	Delaware Growth and Income Fund Class A 5 years	Delaware Growth and Income Fund Class A 10 years or lifetime	Delaware Growth and Income Fund Class A After Taxes on Distributions 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Growth and Income Fund Institutional Class 1 year	Delaware Growth and Income Fund Institutional Class 5 years	Delaware Growth and Income Fund Institutional Class Lifetime	Delaware Growth and Income Fund Institutional Class Inception Date	Delaware Growth and Income Fund Class R6 1 year	Delaware Growth and Income Fund Class R6 5 years	Delaware Growth and Income Fund Class R6 Lifetime	Delaware Growth and Income Fund Class R6 Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 1 year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class R6 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Inception Date	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years or lifetime	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Delaware International Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years or lifetime	Delaware International Fund Class A 1 year	Delaware International Fund Class A 5 years	Delaware International Fund Class A 10 years or lifetime	Delaware International Fund Class A After Taxes on Distributions 1 year	Delaware International Fund Class A After Taxes on Distributions 5 years	Delaware International Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware International Fund Class A After Taxes on Distributions and Sales 1 year	Delaware International Fund Class A After Taxes on Distributions and Sales 5 years	Delaware International Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware International Fund Institutional Class 1 year	Delaware International Fund Institutional Class 5 years	Delaware International Fund Institutional Class Lifetime	Delaware International Fund Institutional Class Inception Date	Delaware International Fund Class R6 1 year	Delaware International Fund Class R6 5 years	Delaware International Fund Class R6 Lifetime	Delaware International Fund Class R6 Inception Date	Delaware Opportunity Fund Russell Midcap® Value Index 1 year	Delaware Opportunity Fund Russell Midcap® Value Index 5 years	Delaware Opportunity Fund Russell Midcap® Value Index 10 years or lifetime	Delaware Opportunity Fund Class A 1 year	Delaware Opportunity Fund Class A 5 years	Delaware Opportunity Fund Class A 10 years or lifetime	Delaware Opportunity Fund Class A After Taxes on Distributions 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Opportunity Fund Institutional Class 1 year	Delaware Opportunity Fund Institutional Class 5 years	Delaware Opportunity Fund Institutional Class Lifetime	Delaware Opportunity Fund Institutional Class Inception Date	Delaware Opportunity Fund Class R6 1 year	Delaware Opportunity Fund Class R6 5 years	Delaware Opportunity Fund Class R6 Lifetime	Delaware Opportunity Fund Class R6 Inception Date	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Premium Income Fund Class A 1 year	Delaware Premium Income Fund Class A Lifetime	Delaware Premium Income Fund Class A Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Premium Income Fund Insitutional Class 1 year	Delaware Premium Income Fund Insitutional Class Lifetime	Delaware Premium Income Fund Insitutional Class Inception Date	Delaware Premium Income Fund Class R6 1 year	Delaware Premium Income Fund Class R6 Lifetime	Delaware Premium Income Fund Class R6 Inception Date	Delaware Growth Equity Fund Russell 1000® Growth Index 1 year	Delaware Growth Equity Fund Russell 1000® Growth Index 5 years	Delaware Growth Equity Fund Russell 1000® Growth Index 10 years or lifetime	Delaware Growth Equity Fund Class A 1 year	Delaware Growth Equity Fund Class A 5 years	Delaware Growth Equity Fund Class A 10 years or lifetime	Delaware Growth Equity Fund Class A After Taxes on Distributions 1 year	Delaware Growth Equity Fund Class A After Taxes on Distributions 5 years	Delaware Growth Equity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Growth Equity Fund Institutional Class 1 year	Delaware Growth Equity Fund Institutional Class 5 years	Delaware Growth Equity Fund Institutional Class Lifetime	Delaware Growth Equity Fund Institutional Class Inception Date	Delaware Growth Equity Fund Class R6 1 year	Delaware Growth Equity Fund Class R6 5 years	Delaware Growth Equity Fund Class R6 Lifetime	Delaware Growth Equity Fund Class R6 Inception Date	Delaware Special Situations Fund Russell 2000® Value Index 1 year	Delaware Special Situations Fund Russell 2000® Value Index 5 years	Delaware Special Situations Fund Russell 2000® Value Index 10 years or lifetime	Delaware Special Situations Fund Class A 1 year	Delaware Special Situations Fund Class A 5 years	Delaware Special Situations Fund Class A 10 years or lifetime	Delaware Special Situations Fund Class A After Taxes on Distributions 1 year	Delaware Special Situations Fund Class A After Taxes on Distributions 5 years	Delaware Special Situations Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Special Situations Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Special Situations Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Special Situations Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Special Situations Fund Institutional Class 1 year	Delaware Special Situations Fund Institutional Class 5 years	Delaware Special Situations Fund Institutional Class Lifetime	Delaware Special Situations Fund Institutional Class Inception Date	Delaware Special Situations Fund Class R6 1 year	Delaware Special Situations Fund Class R6 5 years	Delaware Special Situations Fund Class R6 Lifetime	Delaware Special Situations Fund Class R6 Inception Date	Delaware Total Return Fund S&P 500® Index 1 year	Delaware Total Return Fund S&P 500® Index 5 years	Delaware Total Return Fund S&P 500® Index 10 years or lifetime	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years or lifetime	Delaware Total Return Fund Bloomberg Barclays US Aggregate Index 1 year	Delaware Total Return Fund Bloomberg Barclays US Aggregate Index 5 years	Delaware Total Return Fund Bloomberg Barclays US Aggregate Index 10 years or lifetime	Delaware Total Return Fund Class A 1 year	Delaware Total Return Fund Class A 5 years	Delaware Total Return Fund Class A 10 years or lifetime	Delaware Total Return Fund Class A After Taxes on Distributions 1 year	Delaware Total Return Fund Class A After Taxes on Distributions 5 years	Delaware Total Return Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Total Return Fund Insitutional Class 1 year	Delaware Total Return Fund Insitutional Class 5 years	Delaware Total Return Fund Insitutional Class Lifetime	Delaware Total Return Fund Insitutional Class Inception Date	Delaware Total Return Fund Class R6 1 year	Delaware Total Return Fund Class R6 5 years	Delaware Total Return Fund Class R6 Lifetime	Delaware Total Return Fund Class R6 Inception Date	Delaware Floating Rate II Fund S&P/LSTA Leveraged Loan Index 1 year	Delaware Floating Rate II Fund S&P/LSTA Leveraged Loan Index 5 years	Delaware Floating Rate II Fund S&P/LSTA Leveraged Loan Index Lifetime	Delaware Floating Rate II Fund Class A 1 year	Delaware Floating Rate II Fund Class A 5 years	Delaware Floating Rate II Fund Class A Lifetime	Delaware Floating Rate II Fund Class A Inception Date	Delaware Floating Rate II Fund Class A After Taxes on Distributions 1 year	Delaware Floating Rate II Fund Class A After Taxes on Distributions 5 years	Delaware Floating Rate II Fund Class A After Taxes on Distributions Lifetime	Delaware Floating Rate II Fund Class A After Taxes on Distributions Inception Date	Delaware Floating Rate II Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Floating Rate II Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Floating Rate II Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Floating Rate II Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Floating Rate II Fund Institutional Class 1 year	Delaware Floating Rate II Fund Institutional Class 5 years	Delaware Floating Rate II Fund Institutional Class Lifetime	Delaware Floating Rate II Fund Institutional Class Inception Date	Delaware Floating Rate II Fund Class R6 1 year	Delaware Floating Rate II Fund Class R6 5 years	Delaware Floating Rate II Fund Class R6 Lifetime	Delaware Floating Rate II Fund Class R6 Inception Date	Delaware Fund for Income ICE BofA US High Yield Constrained Index 1 year	Delaware Fund for Income ICE BofA US High Yield Constrained Index 5 years	Delaware Fund for Income ICE BofA US High Yield Constrained Index 10 years or lifetime	Delaware Fund for Income Class A 1 year	Delaware Fund for Income Class A 5 years	Delaware Fund for Income Class A 10 years or lifetime	Delaware Fund for Income Class A After Taxes on Distributions 1 year	Delaware Fund for Income Class A After Taxes on Distributions 5 years	Delaware Fund for Income Class A After Taxes on Distributions 10 years or lifetime	Delaware Fund for Income Class A After Taxes on Distributions and Sales 1 year	Delaware Fund for Income Class A After Taxes on Distributions and Sales 5 years	Delaware Fund for Income Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Fund for Income Institutional Class 1 year	Delaware Fund for Income Institutional Class 5 years	Delaware Fund for Income Institutional Class Lifetime	Delaware Fund for Income Institutional Class Inception Date	Delaware Fund for Income Class R6 1 year	Delaware Fund for Income Class R6 5 years	Delaware Fund for Income Class R6 Lifetime	Delaware Fund for Income Class R6 Inception Date	Delaware International Opportunities Bond Fund J.P. Morgan Government Bond Index (GBI) Broad ex-US 1 year		Delaware International Opportunities Bond Fund J.P. Morgan Government Bond Index (GBI) Broad ex-US 5 years		Delaware International Opportunities Bond Fund J.P. Morgan Government Bond Index (GBI) Broad ex-US Lifetime		Delaware International Opportunities Bond Fund FTSE World Government Bond ex-US Index 1 year		Delaware International Opportunities Bond Fund FTSE World Government Bond ex-US Index 5 years		Delaware International Opportunities Bond Fund FTSE World Government Bond ex-US Index Lifetime		Delaware International Opportunities Bond Fund Class A 1 year	Delaware International Opportunities Bond Fund Class A 5 years	Delaware International Opportunities Bond Fund Class A Lifetime	Delaware International Opportunities Bond Fund Class A Inception Date	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions 1 year	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions 5 years	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions Lifetime	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions Inception Date	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware International Opportunities Bond Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware International Opportunities Bond Fund Institutional Class 1 year	Delaware International Opportunities Bond Fund Institutional Class 5 years	Delaware International Opportunities Bond Fund Institutional Class Lifetime	Delaware International Opportunities Bond Fund Institutional Class Inception Date	Delaware International Opportunities Bond Fund Class R6 1 year	Delaware International Opportunities Bond Fund Class R6 5 years	Delaware International Opportunities Bond Fund Class R6 Lifetime	Delaware International Opportunities Bond Fund Class R6 Inception Date	Delaware Investment Grade Fund Bloomberg Barclays US Corporate Investment Grade Index 1 year	Delaware Investment Grade Fund Bloomberg Barclays US Corporate Investment Grade Index 5 years	Delaware Investment Grade Fund Bloomberg Barclays US Corporate Investment Grade Index 10 years or lifetime	Delaware Investment Grade Fund Class A 1 year	Delaware Investment Grade Fund Class A 5 years	Delaware Investment Grade Fund Class A 10 years or lifetime	Delaware Investment Grade Fund Class A After Taxes on Distributions 1 year	Delaware Investment Grade Fund Class A After Taxes on Distributions 5 years	Delaware Investment Grade Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Investment Grade Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Investment Grade Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Investment Grade Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Investment Grade Fund Institutional Class 1 year	Delaware Investment Grade Fund Institutional Class 5 years	Delaware Investment Grade Fund Institutional Class Lifetime	Delaware Investment Grade Fund Institutional Class Inception Date	Delaware Investment Grade Fund Class R6 1 year	Delaware Investment Grade Fund Class R6 5 years	Delaware Investment Grade Fund Class R6 Lifetime	Delaware Investment Grade Fund Class R6 Inception Date	Delaware Limited Duration Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Delaware Limited Duration Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Delaware Limited Duration Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index Lifetime	Delaware Limited Duration Bond Fund Class A 1 year	Delaware Limited Duration Bond Fund Class A 5 years	Delaware Limited Duration Bond Fund Class A Lifetime	Delaware Limited Duration Bond Fund Class A Inception Date	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions 1 year	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions 5 years	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions Lifetime	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions Inception Date	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Limited Duration Bond Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Limited Duration Bond Fund Insitutional Class 1 year	Delaware Limited Duration Bond Fund Insitutional Class 5 years	Delaware Limited Duration Bond Fund Insitutional Class Lifetime	Delaware Limited Duration Bond Fund Insitutional Class Inception Date	Delaware Limited Duration Bond Fund Class R6 1 year	Delaware Limited Duration Bond Fund Class R6 5 years	Delaware Limited Duration Bond Fund Class R6 Lifetime	Delaware Limited Duration Bond Fund Class R6 Inception Date	Delaware Strategic Income II Fund Bloomberg Barclays US Aggregate Index 1 year	Delaware Strategic Income II Fund Bloomberg Barclays US Aggregate Index 5 years	Delaware Strategic Income II Fund Bloomberg Barclays US Aggregate Index Lifetime	Delaware Strategic Income II Fund Class A 1 year	Delaware Strategic Income II Fund Class A 5 years	Delaware Strategic Income II Fund Class A Lifetime	Delaware Strategic Income II Fund Class A Inception Date	Delaware Strategic Income II Fund Class A After Taxes on Distributions 1 year	Delaware Strategic Income II Fund Class A After Taxes on Distributions 5 years	Delaware Strategic Income II Fund Class A After Taxes on Distributions Lifetime	Delaware Strategic Income II Fund Class A After Taxes on Distributions Inception Date	Delaware Strategic Income II Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Strategic Income II Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Strategic Income II Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Strategic Income II Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Strategic Income II Fund Institutional Class 1 year	Delaware Strategic Income II Fund Institutional Class 5 years	Delaware Strategic Income II Fund Institutional Class Lifetime	Delaware Strategic Income II Fund Institutional Class Inception Date
Total	(2.75%)	5.79%	(7.04%)	3.70%	Apr. 01, 2016	(7.34%)	3.43%	Apr. 01, 2016	(4.01%)	2.84%	Apr. 01, 2016	(1.15%)	5.31%	Apr. 01, 2016	(0.96%)	5.49%	Apr. 01, 2016	2.80%	9.74%	10.50%	(6.16%)	6.40%	7.69%	(7.90%)	3.27%	5.69%	(2.51%)	4.80%	6.05%	0.07%	8.00%	8.25%	Apr. 01, 2013	0.17%	8.11%	8.37%	Apr. 01, 2013	15.90%	12.19%	9.87%	1.47%	6.56%	6.80%	0.37%	4.43%	5.03%	1.69%	4.84%	5.11%	8.03%	8.24%	8.75%	Apr. 01, 2013	8.16%	8.30%	8.84%	Apr. 01, 2013	2.80%	9.74%	10.50%	(5.81%)	6.40%	8.67%	(7.28%)	2.69%	6.34%	(2.50%)	4.70%	6.82%	0.17%	8.02%	8.58%	Apr. 01, 2013	0.31%	8.09%	8.64%	Apr. 01, 2013	20.89%	15.93%	15.93%	11.82%	0.66%	1.34%	8.97%	8.53%	Aug. 01, 2016	1.95%	5.75%	Aug. 01, 2016	8.53%	6.18%	Aug. 01, 2016	16.07%	10.35%	Aug. 01, 2016	16.19%	10.49%	Aug. 01, 2016	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	0.23%	6.34%	5.97%	(0.50%)	4.48%	4.96%	0.95%	4.66%	4.61%	6.64%	7.97%	5.71%	Apr. 01, 2013	6.76%	8.09%	5.86%	Apr. 01, 2013	4.96%	9.73%	10.49%	(5.67%)	5.66%	8.80%	(5.85%)	3.05%	6.75%	(3.23%)	4.21%	6.92%	0.42%	7.25%	8.79%	Apr. 01, 2013	0.51%	7.38%	8.93%	Apr. 01, 2013	(2.75%)	2.71%	(7.29%)	0.03%	Apr. 02, 2018	(7.84%)	(0.70%)	Apr. 02, 2018	(4.00%)	(0.03%)	Apr. 02, 2018	(1.36%)	2.47%	Apr. 02, 2018	(1.35%)	2.63%	Apr. 02, 2018	38.49%	21.00%	17.21%	20.88%	14.59%	13.69%	18.30%	12.05%	12.17%	14.13%	11.11%	11.10%	28.65%	16.36%	15.65%	Apr. 01, 2013	28.71%	16.40%	15.75%	Apr. 01, 2013	4.63%	9.65%	8.66%	(8.12%)	4.43%	6.48%	(8.28%)	2.79%	4.73%	(4.69%)	3.36%	4.97%	(2.29%)	6.01%	6.97%	Apr. 01, 2013	(2.12%)	6.12%	7.13%	Apr. 01, 2013	18.40%	15.22%	13.89%	15.68%	11.29%	10.11%	7.51%	4.44%	3.84%	(3.58%)	4.63%	6.20%	(4.23%)	2.44%	4.58%	(1.93%)	3.27%	4.64%	2.57%	6.22%	6.15%	Apr. 01, 2013	2.69%	6.30%	6.25%	Apr. 01, 2013	3.12%	5.24%	3.89%	(0.26%)	3.19%	2.19%	Oct. 21, 2013	(2.00%)	1.62%	0.74%	Oct. 21, 2013	(0.19%)	1.74%	1.01%	Oct. 21, 2013	2.72%	3.87%	2.76%	Oct. 21, 2013	2.98%	4.13%	2.98%	Oct. 21, 2013	6.07%	8.42%	6.61%	1.88%	5.78%	5.14%	(0.17%)	3.57%	2.86%	1.02%	3.43%	2.92%	7.11%	6.76%	4.61%	Apr. 01, 2013	7.21%	7.09%	4.93%	Apr. 01, 2013	10.49%	[1]	5.11%	[1]	1.54%	[1]	10.78%	[1]	5.17%	[1]	1.40%	[1]	5.27%	2.53%	0.65%	Aug. 20, 2012	4.09%	1.68%	(0.32%)	Aug. 20, 2012	3.09%	1.56%	0.06%	Aug. 20, 2012	10.58%	3.69%	0.97%	Apr. 01, 2013	10.78%	3.84%	1.14%	Apr. 01, 2013	9.89%	6.74%	5.63%	6.70%	5.22%	4.59%	4.30%	3.27%	2.79%	3.92%	3.12%	2.73%	11.96%	6.41%	4.58%	Apr. 01, 2013	12.17%	6.52%	4.72%	Apr. 01, 2013	3.33%	2.21%	1.80%	1.30%	1.51%	1.09%	May 19, 2014	0.42%	0.50%	0.11%	May 19, 2014	0.76%	0.70%	0.39%	May 19, 2014	4.37%	2.32%	1.79%	May 19, 2014	4.52%	2.48%	1.97%	May 19, 2014	7.51%	4.44%	3.33%	3.89%	4.06%	2.71%	Apr. 03, 2013	2.37%	2.63%	1.28%	Apr. 03, 2013	2.23%	2.46%	1.42%	Apr. 03, 2013	8.91%	5.28%	3.61%	Apr. 03, 2013

[1]	For the life of Class A shares.